Income Tax Expense - Movement in current Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Movement in Current Income Tax
At beginning of year	$ (48,703)	$ (30,140)	$ (26,415)
Additions through business combination	(3,434)	(1,538)
Charged to profit or loss	(91,692)	(95,107)	(3,304)
Paid during the year	29,147	14,540	13,396
Withholding tax netting off	45,849	59,986
Exchange difference	127	3,556	(13,817)
At end of year	$ (68,706)	$ (48,703)	$ (30,140)